Stockholders’ Equity (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Jan. 04, 2021	Dec. 31, 2020	Aug. 06, 2019
Class of Stock [Line Items]
Common stock, shares authorized	75,000,000		75,000,000			75,000,000
Common stock, par value	$ 0.001		$ 0.001			$ 0.001
Common stock, issued	40,959,741		40,959,741			40,959,741
Common stock, outstanding	40,959,741		40,959,741			40,959,741
Consulting fees	$ 293,603	$ 394,031	$ 671,150	$ 827,570
Stock compensation expense			$ 24,000	24,000
Equity Option [Member]
Class of Stock [Line Items]
Share price					$ 3.00		$ 5.70
Options nonvested	52,500		52,500
Options outstanding	315,000		315,000			210,000
Stock compensation expense			$ 213,675	$ 518,700
Consultants [Member]
Class of Stock [Line Items]
Consulting fees			$ 24,000